Balance Sheets (USD $)	Sep. 30, 2014	Mar. 31, 2014
Current Assets
Cash and equivalents	$ 3,840	$ 12,387
Prepaid expenses	1,561	1,561
Total Current Assets	5,401	13,948
Property and equipment, net	1,025	1,261
TOTAL ASSETS	6,426	15,209
Current Liabilities
Accounts payable	170,089	180,672
Accrued expenses	244,475	451,290
Due to related parties	0	36,000
Stock deposits	0	147,050
Convertible notes payable, net of debt discount	277,601	37,500
Derivative liabilities	325,107	0
Total Current Liabilities	1,017,272	852,512
Total Liabilities	1,017,272	852,512
Long-term Liabilities
Convertible notes payable, net of debt discount	7,322	0
Stockholders Deficit
Preferred stock, $.001 par value, 10,000,000 shares authorized, 6,000,000 shares issued and outstanding, respectively	6,000	6,000
Common stock, $.001 par value, 37,503,000,000 shares authorized, 422,414,231 and 414,411,438 shares issued and outstanding, respectively	422,414	414,411
Additional paid-in capital	3,046,178	2,043,690
Accumulated deficit	(4,492,760)	(3,301,404)
Total Stockholders Deficit	(1,018,168)	(837,303)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 6,426	$ 15,209